COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of commitments to purchase certain data center equipment and construction-in-progress
Purchase commitments

RMB
For the year ending December 31,
2026	3,265,581
2027	126,400
2028	744
2029	669
2030	299
2031 and thereafter	10
3,393,703

Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity
Purchase commitments

RMB
For the year ending December 31,
2026	734,690
2027	230,478
2028	74,717
2029	17,708
2030	5,495
2031 and thereafter	1,031
1,064,119